Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value, Measurement Inputs, Disclosure [Text Block]
Fair value of financial instruments
The carrying amount and fair value of financial instruments at December 31, 2015 and 2014 were as follows:

As of December 31, 2015	2015		2014
	Carrying value	Fair Value	Carrying value	Fair Value
Financial assets:
Cash and cash equivalents	$200,300	$200,300	$272,673	$272,673

Financial liabilities:
Bank loans	460,442	460,442	33,550	33,550
Senior Notes	73,625	36,813	73,625	57,133

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, various methods are used including market, income and cost approaches. Based on these approaches, certain assumptions that market participants would use in pricing the asset or liability are used, including assumptions about risk and/or the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market-corroborated, or generally unobservable firm inputs. Valuation techniques that are used maximize the use of observable inputs and minimize the use of unobservable inputs. Based on the observability of the inputs used in the valuation techniques, fair value measured financial instruments are categorized according to the fair value hierarchy prescribed by ASC 820, Fair Value Measurements and Disclosures. The fair value hierarchy ranks the quality and reliability of the information used to determine fair values. Financial assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

•	Level 1: Fair value measurements using unadjusted quoted market prices in active markets for identical, unrestricted assets or liabilities.

•
Level 2: Fair value measurements using correlation with (directly or indirectly) observable market-based inputs, unobservable inputs that are corroborated by market data, or quoted prices in markets that are not active.

•	Level 3: Fair value measurements using inputs that are significant and not readily observable in the market.
Cash and cash equivalents comprise cash on hand and demand deposits, and other short-term highly-liquid investments with original maturities of three months or less, and that are readily convertible to a known amount of cash and are subject to an insignificant risk of changes in value. The carrying value of cash and cash equivalents approximates fair value due to the short-term nature of these instruments.
The Senior Notes are publicly traded on the New York Stock Exchange and are considered a level 1 item.
Certain of the Company’s assets and liabilities are carried at contracted amounts that approximate fair value. Assets and liabilities that are recorded at contracted amounts approximating fair value consist primarily of balances with related parties, prepaid expenses and other current assets, accounts payable and accrued expenses.
The Company believes the carrying amounts of its bank loans at December 31, 2015 and 2014 approximate fair value because the interest rates on these instruments change with, or approximate, market interest rates.
Certain items are measured at fair value on a non-recurring basis. The table below details the portion of those items that were re-measured at fair value during 2015 and the resultant loss recorded:

	Fair Value Using
Year ended December 31, 2015	Total	Level 1	Level 2	Level 3	Total Losses
Assets held for sale	$338,048	$—	$—	$338,048	$418,521
Total	$338,048	$—	$—	$338,048	$418,521

	Fair Value Using
Year ended December 31, 2014	Total	Level 1	Level 2	Level 3	Total Losses
Assets held for sale	$43,781	$—	$—	$43,781	$55,487
Total	$43,781	$—	$—	$43,781	$55,487

Assets Held for Sale
The fair value of assets held for sale (see Note 6) was determined based on the selling price, net of estimated costs to sell, of such assets based on negotiated contracts, and are considered to be Level 3 items. During 2015, assets held for sale with a carrying value of $756,569 were written down to its implied fair value of $338,048, resulting in a charge of $418,521. During 2014, assets held for sale with a carrying value of $99,268 were written down to its implied fair value of $43,781, resulting in a charge of $55,487. An additional $4,415 loss was recorded in 2015 related to those contracts classified as held for sale for additional costs and adjustments to estimates.